Note 1 - Description of Business (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		0 Months Ended	1 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jul. 02, 2012	Nov. 30, 2009	Jul. 15, 2014	May 15, 2014	Mar. 06, 2014	Dec. 06, 2013	Oct. 17, 2013	Oct. 24, 2014	Jul. 14, 2014	Jun. 14, 2014	May 14, 2014	Dec. 31, 2012	Dec. 31, 2011	Oct. 13, 2009
Note 1 - Description of Business (Details) [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01			0.50	5.00	0.10		0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.10
Cancelled Paid-up Share Capital per Share										$ 0.49		$ 4.99
Debt Instrument, Face Amount (in Dollars)	$ 21,267	$ 64,880												$ 62,500
Debt Conversion, Converted Instrument, Amount (in Dollars)	(25,580)	(25,530)
Debt Conversion, Converted Instrument, Shares Issued (in Shares)	89,426,125
Income (Loss) from Continuing Operations Attributable to Parent (in Dollars)	(68,281)
Cash and Cash Equivalents, at Carrying Value (in Dollars)	404	2,271												1,043	5,119
Liabilities, Current (in Dollars)	247,462	291,701
Debt Instrument, Debt Default, Amount (in Dollars)	122,322
Focus Maritime Corp. [Member] | Senior Unsecured Convertible Notes [Member]
Note 1 - Description of Business (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount (in Dollars)			124,900	20,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares)			236	2
Focus Maritime Corp. [Member]
Note 1 - Description of Business (Details) [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	0.0001%	18.00%												67.00%
Investment Bank of Greece [Member] | Senior Unsecured Convertible Notes [Member]
Note 1 - Description of Business (Details) [Line Items]
Long-term Debt, Gross (in Dollars)	100
Senior Unsecured Convertible Notes [Member]
Note 1 - Description of Business (Details) [Line Items]
Debt Instrument, Face Amount (in Dollars)																$ 145,000
Debt Instrument, Interest Rate, Stated Percentage																7.00%
Reverse Stock Split [Member]
Note 1 - Description of Business (Details) [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio					50	50	10	3	15